Revenue from contracts with customers	12 Months Ended
Dec. 31, 2020
Revenue from contracts with customers
Revenue from contracts with customers

5.    Revenue from contracts with customers

(i)	Disaggregated revenue information

									Period from
									1 January to	Year ended 31
	Year ended 31 December 2020				Period from 19 December to 31 December 2019				18 December 2019	December 2018
	Successor (NFH)								Predecessor (HHH)
	Operating	Operating	Expansion		Operating	Operating	Expansion
Segments	assets_Tier 1	assets_Tier 2	assets	Total	assets_Tier 1	assets_Tier 2	assets	Total
Type of goods or services
Healthcare services	1,590,141	299,724	346,529	2,236,394	54,330	14,179	10,609	79,118	2,350,210	2,045,013
Others	5,963	3,222	14,926	24,111	445	344	128	917	18,957	13,766
Total revenue from contracts with customers	1,596,104	302,946	361,455	2,260,505	54,775	14,523	10,737	80,035	2,369,167	2,058,779
Timing of revenue recognition:
At a point in time	1,032,292	161,115	210,148	1,403,555	37,949	7,846	5,748	51,543	1,433,987	1,275,375
Over time	563,812	141,831	151,307	856,950	16,826	6,677	4,989	28,492	935,180	783,404
Total revenue from contracts with customers	1,596,104	302,946	361,455	2,260,505	54,775	14,523	10,737	80,035	2,369,167	2,058,779

Set out below is the reconciliation of the revenue from contracts with customers to the amounts disclosed in the segment information:

	Year ended 31 December 2020				Period from 19 December to 31 December 2019

	Operating	Operating	Expansion		Operating	Operating	Expansion
Segments	assets_Tier 1	assets_Tier 2	assets	Total	assets_Tier 1	assets_Tier 2	assets	Total
Revenue from contracts with customers
External customers	1,596,104	302,946	361,455	2,260,505	54,775	14,523	10,737	80,035
Intersegment sales	9,025	3,246	1,538	13,809	3,656	398	105	4,159
Intersegment eliminations	(9,025)	(3,246)	(1,538)	(13,809)	(3,656)	(398)	(105)	(4,159)
Total revenue from contracts with customers	1,596,104	302,946	361,455	2,260,505	54,775	14,523	10,737	80,035

The following table shows the amounts of revenue recognized in the period that were included in the contract liabilities at the beginning of the period:

	Note	2020	2019
At 1 January		338,069	301,819
Revenue recognized that was included in the contract liabilities at the beginning of the period		(270,196)	(262,733)
Increases due to cash received, excluding amounts recognized as revenue during the period		350,183	298,983
Increase arising from acquisition of a subsidiary	23	667	—
At 31 December		418,723	338,069

There was no revenue recognized in the periods presented relating to performance obligations satisfied in previous periods.

(ii)    Performance obligations

Information about the Group’s performance obligations is summarised below:

Healthcare services

Revenues are recognized when the Group’s obligation to provide healthcare services is satisfied. The contractual relationships with patients, in majority of the cases, also involve a third-party insurance company payor.

For inpatient services, the patients receive treatments that include various components that are all highly interdependent, and therefore, are regarded as one performance obligation. The performance obligation is satisfied over time as the patient simultaneously receives and consumes the benefits of the inpatient services provided. The Group has a right to consideration from its patients in an amount that corresponds directly with the value to the patient of the Group’s performance completed to date (calculated based on fixed pre-determined treatment prescriptions). Therefore, revenue for inpatient services are recognized in the amount to which the Group has a right to invoice on a daily basis.

Revenue for outpatient services is recognized at a point in time because the performance obligations are generally satisfied over a period of less than one day.

Others

Revenue from goods such as gift shop merchandise, and food and beverage items are recognized at a point in time, generally upon delivery of the goods to the customer. Revenue from services such as hospital management consulting and training services, and matron services is recognized on a straight-line basis because the customer simultaneously receives and consumes the benefits provided by the Group evenly throughout the performance period.

The amounts of transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at 31 December 2020 and 2019 are as follows:

	2020	2019

Within one year	350,146	270,196
More than one year	68,577	67,873
	418,723	338,069

The performance obligations expected to be recognized in more than one year relate to rendering of treatment packages that are to be satisfied within three years. All the other remaining performance obligations are satisfied in one year or less at the end of each year.